Earnings Per Common Share - Additional Information (Detail) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 29, 2017	Jul. 30, 2016	Jul. 29, 2017	Jul. 30, 2016	Oct. 29, 2016	Oct. 31, 2015	Oct. 31, 2014
Earnings Per Share [Abstract]
Anti dilutive securities excluded from computation of earnings per share	0	1,128,000	0	1,260,000	2,312,000	2,668,000	2,808,000